Deferred income tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities
	As at 31 December
	2018	2017
Deferred income tax assets before offsetting	3,903,331	3,604,577
Offset amount	(1,620,746)	(1,304,486)

Deferred income tax assets after offsetting	2,282,585	2,300,091

Deferred income tax liabilities before offsetting	(5,486,905)	(5,871,166)
Offset amount	1,620,746	1,304,486

Deferred income tax liabilities after offsetting	(3,866,159)	(4,566,680)

	(1,583,574)	(2,266,589)

Gross movement on deferred income tax accounts
	2018	2017

Beginning of the year	(2,266,589)	(998,795)
Adjustment on initial application of IFRS 9	(106,649)	-

Adjusted balance at beginning of the year	(2,373,238)	(998,795)
Business combination (Note 41)	(68,083)	(2,322,513)
Disposal of subsidiaries	-	17,407
Credited to profit or loss (Note 34)	775,820	724,712
Credited to other comprehensive income	100,966	330,834
Currency translation differences	(19,039)	(18,234)

End of the year	(1,583,574)	(2,266,589)

Movements in deferred income tax assets without taking into consideration the offsetting
	Hedging reserve	Amortization of land use rights	Provision for impairment loss	Depreciation	Accrued expenses	VAT refunds on purchases of domestically manufactured equipment	Unused tax losses	Others	Total
As at 1 January 2017	17,476	13,915	607,154	538,204	42,123	205,009	230,988	777,683	2,432,552

Business combination	-	-	-	574,600	5,052	-	139,387	414,891	1,133,930
Disposal of subsidiaries	-	-	(10,686)	(9,962)	-	-	(5,566)	(52,270)	(78,484)
(Charged)/credited to profit or loss	-	(493)	(2,593)	(70,209)	7,076	(25,433)	196,613	20,026	124,987
Charged to other comprehensive income	(11,905)	-	-	-	-	-	-	-	(11,905)
Currency translation differences	-	-	82	-	-	-	-	3,415	3,497

As at 31 December 2017	5,571	13,422	593,957	1,032,633	54,251	179,576	561,422	1,163,745	3,604,577

Business combination (Note 41)	-	-	-	-	-	-	2,919	27,616	30,535
(Charged)/credited to profit or loss	-	(493)	43,640	(106,076)	1,766	(25,433)	210,336	61,317	185,057
Credited to other comprehensive income	77,050	-	-	-	-	-	-	-	77,050
Currency translation differences	1,493	-	992	-	-	-	-	3,627	6,112

As at 31 December 2018	84,114	12,929	638,589	926,557	56,017	154,143	774,677	1,256,305	3,903,331

Movements in deferred income tax liabilities without taking into consideration the offsetting
	Hedging Reserve	Fair value gains	Amortization of land use rights	Depreciation	Power generation license	Mining rights	Territorial water use right	Other	Total
As at 1 January 2017	(18,399)	(348,537)	(891,155)	(1,149,054)	(654,363)	(129,383)	(72,432)	(168,024)	(3,431,347)

Business combination	-	(1,736)	(148,129)	(3,209,672)	-	-	-	(96,906)	(3,456,443)
Disposal of subsidiaries	-	-	1,761	22,162	-	-	68,696	3,272	95,891
Credited to profit or loss	-	-	27,457	525,780	-	-	1,327	45,161	599,725

(Charged)/credited to other comprehensive income	(5,558)	348,297	-	-	-	-	-	-	342,739

Currency translation differences	(304)	-	(540)	(9,490)	(11,397)	-	-	-	(21,731)

As at 31 December 2017	(24,261)	(1,976)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	(216,497)	(5,871,166)

Adjustment on initial application of IFRS9	-	(106,649)	-	-	-	-	-	-	(106,649)

As at 1 January 2018	(24,261)	(108,625)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	(216,497)	(5,977,815)

Business combination(Note 41)	-	-	-	(98,618)	-	-	-	-	(98,618)
Credited to profit or loss	-	-	28,760	518,843	-	-	-	43,160	590,763

Credited /(charged) to other comprehensive income	24,261	(345)	-	-	-	-	-	-	23,916

Currency translation differences	-	-	(599)	(7,769)	(16,783)	-	-	-	(25,151)

As at 31 December 2018	-	(108,970)	(982,445)	(3,407,818)	(682,543)	(129,383)	(2,409)	(173,337)	(5,486,905)

Unrecognised deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses
	As at 31 December
	2018	2017

Deductible temporary differences	5,324,572	4,672,788
Unused tax losses	9,581,856	8,665,079

Total	14,906,428	13,337,867

Summary of expiry dates of the tax losses for which no deferred income tax assets were recognised
	As at 31 December
	2018	2017

Year of expiry
2018	-	1,557,045
2019	1,553,294	1,579,066
2020	1,520,528	1,524,531
2021	1,438,360	1,558,573
2022	2,359,946	2,445,864
2023	2,709,728	-

Total	9,581,856	8,665,079